Long-Term Debt and Borrowing Arrangements - Schedule of Related Party Revolving Credit Arrangements (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Available Capacity	$ 6,943	$ 3,172
Due December 2026 [Member]
Line of Credit Facility [Line Items]
Available Capacity		$ 3,172